ACQUISITIONS AND INVESTMENTS IN JOINT VENTURES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Eastman Chemical Company [Member] | Sterling and Scandiflex Acquisitions [Member]
Business Acquisition [Line Items]
Transaction costs	$ 4
Purchase price and post-closure payment description	The total purchase price for both acquisitions was $133 million, including a post-closure payment of $10 million to the previous shareholders of Scandiflex.
Acquisition, post-closure payment	10
Fair value purchase price allocation for business acquired [Abstract]
Current assets	33
Properties and equipment	129
Intangible assets	11
Other noncurrent assets	20
Goodwill	33
Current liabilities	(23)
Long-term liabilities	(70)
Total purchase price	133
Eastman Chemical Company [Member] | Genovique Specialties Corporation [Member]
Business Acquisition [Line Items]
Business acquisition, effective date of acquisition	2010/04/30
Cost of acquired entity, liabilities assumed	5
Fair value purchase price allocation for business acquired [Abstract]
Current assets	48
Properties and equipment	33
Intangible assets	59
Other noncurrent assets	2
Goodwill	63
Current liabilities	(17)
Long-term liabilities	(28)
Total purchase price	160
Eastman Chemical Company [Member] | Genovique Specialties Corporation [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquired indefinite-lived intangible assets amount	14
Eastman Chemical Company [Member] | Genovique Specialties Corporation [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Acquired finite-lived intangible assets amount	44
Acquired finite-lived intangible assets weighted-average useful life (in years)	16
Eastman Chemical Company [Member] | Genovique Specialties Corporation [Member] | Technology [Member]
Business Acquisition [Line Items]
Acquired finite-lived intangible assets amount	1
Acquired finite-lived intangible assets weighted-average useful life (in years)	7
Eastman Fibers Korea Limited [Member] | Korean Acetate Tow Facility [Member]
Business Acquisition [Line Items]
Business acquisition, effective date of acquisition	2010/03/22
Fair value purchase price allocation for business acquired [Abstract]
Inventory	5
Properties and equipment	101
Intangible assets	5
Total purchase price	$ 111